PENSION PLAN OBLIGATIONS	12 Months Ended
Mar. 31, 2011
PENSION PLAN OBLIGATIONS

NOTE 28          PENSION PLAN OBLIGATIONS

The Company has a non-contributory defined benefit pension plan (“Qualified Plans”). The Qualified Plans provide retirement benefits for certain employees meeting certain age and service requirements. Benefits for the Qualified Plans are funded from assets held in the plans’ trusts.

Benefit Obligations and Funded Status

The following table presents the status of GROUP AG’s pension plan. The benefit obligation for pension plans represents the projected benefit obligation. GROUP AG’s benefit obligations and plan assets are measured each year as of March 31.

	Pension benefits in USD
	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of year	139,572	143,191
Service cost	-	-
Interest cost	7,676	7,874
Actuarial loss (gain)	6,714	(789)
Curtailment (gain) loss	-	-
Plan amendments	-	-
Foreign exchange rate changes	-	-
Participant contributions	-	-
Benefits paid	-	-
Benefit obligation at end of year	153,962	150,276
Change in plan assets:
Fair value of plan assets at beginning of year	90,095	94,767
Actual return on plan assets	2,041	3,207
Employer contributions	-	-
Participant contributions	-	-
Benefits paid	-	-
Foreign exchange rate changes	-	-
Fair value of plan assets at end of year	93,035	97,973
Funded status at end of the year	(60,927)	(52,303)

	Pension benefits in USD
	2011	2010

Amounts recognized in the Balance Sheets
Non current asset	223,630	175900
Current liabilities	(153,962)	(150,276)
Net	69,668	25,624
Amounts recognized in other accumulated comprehensive earnings
Net actuarial loss (gain)	16,431	10,292
Prior service cost (credit	-	-
Net	16,431	10,292

The following table presents the components of net periodic benefit cost and other comprehensive earnings for Group AG’s pension plan.

	Pension benefits in USD
	2011	2010
Net periodic benefit cost:
Service cost	-	-
Interest cost	7,676	7,874
Recognition of net actuarial loss (gain)	6,714	-789
Recognition of prior service cost	-	-
	14,390	7,085
Total net periodic benefit cost
Other comprehensive earnings:
Actuarial (gain) loss arising in current year	2,041	3,207
Prior service cost (credit) arising in current year	-	-
Recognition of net actuarial (loss) gain in net periodic benefit cost	-	-
Recognition of prior service cost, including curtailment,
in net periodic benefit cost	-	-
Total other comprehensive earnings (loss)	2,041	3,207
Total recognized	16,431	10,292

Assumptions

The following table presents the weighted average actuarial assumptions that were used to determine benefit obligations and net periodic benefit costs.

	Pension Benefits
	2011	2010

Assumption to determine benefit obligations:
Discount rate	5.7%	6.0%
Rate of compensation increase	N/A	N/A
Assumptions to determine net periodic benefit cost:
Discount rate	6.0%	6.0%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A

Discount rate — Future pension obligations are discounted at the end of each year based on the rate at which obligations could be effectively settled, considering the timing of estimated future cash flows related to the plans. This rate is based on high-quality bond yields, after allowing for call and default risk. High quality corporate bond yield indices are considered when selecting the discount rate.

Rate of compensation increase — The expected DBO for end of 2011/ 2012 is estimated to increase from $ 153,962 in 2010/ 2011 to $ 169,857. The expected increase of the assets is estimated end of 2011/ 2012 by $ 4,143.

Expected return on plan assets — The expected rate of return on plan assets was determined by evaluating input from external consultants and economists as well as long-term inflation assumptions. The Company expects the long-term asset allocation to approximate the targeted allocation. Therefore, the expected long-term rate of return on plan assets is based on the target allocation of investment types in such assets. See plan assets discussion below for more information on GROUP AG’s target allocations.

Pension Plan Assets

GROUP AG’s overall investment objective for its pension plans’ is to eliminate further risks. Therefore, all permitted benefits are reinsuranced. In total, the benefits from the permitted pension correspond to the benefits of the reinsurances which have been signed for these pension promises.